10. Borrowed Funds (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Outstanding advances
	2019	2018
Long-Term Advances(1)
FHLBB term advance, 0.00%, due February 26, 2021	$350,000	$350,000
FHLBB term advance, 0.00%, due November 22, 2021	1,000,000	1,000,000
FHLBB term advance, 0.00%, due September 22, 2023	200,000	200,000
FHLBB term advance, 0.00%, due November 12, 2025	300,000	0
FHLBB term advance, 0.00%, due November 13, 2028	800,000	0
	$2,650,000	$1,550,000